Investments	12 Months Ended
Dec. 31, 2023
Investments
4.  Investments
Investments consist of the following:

	December 31,
	2023	2022
Investments of Consolidated Blackstone Funds	$4,319,483	$5,136,966
Equity Method Investments
Partnership Investments	5,924,275	5,530,419
Accrued Performance Allocations	10,775,355	12,360,684
Corporate Treasury Investments	803,870	1,053,540
Other Investments	4,323,639	3,471,642

	$26,146,622	$27,553,251

Blackstone’s share of Investments of Consolidated Blackstone Funds totaled $1.0 billion and $393.9 million at December 31, 2023 and December 31, 2022, respectively.
Where appropriate, the accounting for Blackstone’s investments incorporates the changes in fair value of those investments as determined under GAAP. The significant inputs and assumptions required to determine the change in fair value of the investments of Consolidated Blackstone Funds, Corporate Treasury Investments and Other Investments are discussed in more detail in Note 8. “Fair Value Measurements of Financial Instruments.”

Investments of Consolidated Blackstone Funds
The following table presents the Realized and Net Change in Unrealized Gains (Losses) on investments held by the consolidated Blackstone Funds and a reconciliation to Other Income (Loss) — Net Gains (Losses) from Fund Investment Activities in the Consolidated Statements of Operations:

	Year Ended December 31,
	2023	2022	2021
Realized Gains (Losses)	$(42,756)	$99,457	$145,305
Net Change in Unrealized Gains (Losses)	(80,416)	(264,204)	289,938

Realized and Net Change in Unrealized Gains (Losses) from Consolidated Blackstone Funds	(123,172)	(164,747)	435,243
Interest and Dividend Revenue and Foreign Exchange Gains Attributable to Consolidated Blackstone Funds	66,371	59,605	26,381

Other Income (Loss) – Net Gains (Losses) from Fund Investment Activities	$(56,801)	$(105,142)	$461,624

Equity Method Investments
Blackstone’s equity method investments include Partnership Investments, which represent the pro-rata
investments, and any associated Accrued Performance Allocations, in Blackstone Funds, excluding any equity method investments for which the fair value option has been elected. Blackstone evaluates each of its equity method investments, excluding Accrued Performance Allocations, to determine if any were significant as defined by guidance from the United States Securities and Exchange Commission. As of and for the years ended December 31, 2023, 2022 and 2021, no individual equity method investment held by Blackstone met the significance criteria.
Partnership Investments
Blackstone recognized net gains related to its Partnership Investments accounted for under the equity method of $245.8 million, $292.1 million and $1.9 billion for the years ended December 31, 2023, 2022 and 2021, respectively.

The summarized financial information of Blackstone’s equity method investments for December 31, 2023 are as follows:

	December 31, 2023 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Statement of Financial Condition
Assets
Investments	$283,919,193	$196,798,070	$91,574,839	$30,667,406	$602,959,508
Other Assets	12,496,703	5,514,318	4,995,562	4,354,754	27,361,337

Total Assets	$296,415,896	$202,312,388	$96,570,401	$35,022,160	$630,320,845

Liabilities and Equity
Debt	$113,462,431	$22,205,324	$37,327,026	$179,610	$173,174,391
Other Liabilities	7,365,824	2,791,378	4,008,215	3,145,046	17,310,463

Total Liabilities	120,828,255	24,996,702	41,335,241	3,324,656	190,484,854

Equity	175,587,641	177,315,686	55,235,160	31,697,504	439,835,991

Total Liabilities and Equity	$296,415,896	$202,312,388	$96,570,401	$35,022,160	$630,320,845

Statement of Operations
Interest Income	$4,673,775	$1,779,971	$8,890,426	$20,995	$15,365,167
Other Income	10,786,480	1,130,841	324,061	382,840	12,624,222
Interest Expense	(6,614,272)	(1,340,522)	(2,583,654)	(5,872)	(10,544,320)
Other Expenses	(11,705,874)	(2,631,916)	(1,691,066)	(273,193)	(16,302,049)
Net Realized and Unrealized Gain (Loss) from Investments	(7,330,220)	12,955,425	1,124,916	2,579,602	9,329,723

Net Income	$(10,190,111)	$11,893,799	$6,064,683	$2,704,372	$10,472,743

The summarized financial information of Blackstone’s equity method investments for December 31, 2022 are as follows:

	December 31, 2022 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Statement of Financial Condition
Assets
Investments	$295,985,447	$190,972,309	$87,362,311	$29,969,945	$604,290,012
Other Assets	13,601,083	3,529,890	6,345,260	3,743,263	27,219,496

Total Assets	$309,586,530	$194,502,199	$93,707,571	$33,713,208	$631,509,508

Liabilities and Equity
Debt	$118,075,949	$23,197,140	$39,049,599	$244,796	$180,567,484
Other Liabilities	7,735,780	2,187,967	5,644,625	1,215,788	16,784,160

Total Liabilities	125,811,729	25,385,107	44,694,224	1,460,584	197,351,644

Equity	183,774,801	169,117,092	49,013,347	32,252,624	434,157,864

Total Liabilities and Equity	$309,586,530	$194,502,199	$93,707,571	$33,713,208	$631,509,508

Statement of Operations
Interest Income	$2,917,115	$2,017,933	$5,764,150	$11,052	$10,710,250
Other Income	9,432,802	1,047,067	690,193	64,156	11,234,218
Interest Expense	(3,644,118)	(761,405)	(1,450,447)	(2,743)	(5,858,713)
Other Expenses	(11,089,520)	(2,246,183)	(1,303,902)	(141,596)	(14,781,201)
Net Realized and Unrealized Gain (Losses) from Investments	7,807,056	2,252,738	(1,330,895)	377,489	9,106,388

Net Income	$5,423,335	$2,310,150	$2,369,099	$308,358	$10,410,942

The summarized financial information of Blackstone’s equity method investments for December 31, 2021 are as follows:

	December 31, 2021 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Statement of Financial Condition
Assets
Investments	$241,808,879	$183,955,290	$68,426,090	$31,463,207	$525,653,466
Other Assets	13,463,009	6,254,375	5,412,041	2,542,246	27,671,671

Total Assets	$255,271,888	$190,209,665	$73,838,131	$34,005,453	$553,325,137

Liabilities and Equity
Debt	$76,760,932	$21,155,516	$30,792,984	$522,291	$129,231,723
Other Liabilities	6,999,032	4,041,524	3,159,548	1,196,105	15,396,209

Total Liabilities	83,759,964	25,197,040	33,952,532	1,718,396	144,627,932

Equity	171,511,924	165,012,625	39,885,599	32,287,057	408,697,205

Total Liabilities and Equity	$255,271,888	$190,209,665	$73,838,131	$34,005,453	$553,325,137

Statement of Operations
Interest Income	$1,422,743	$1,640,406	$2,584,486	$3,559	$5,651,194
Other Income	6,115,960	542,022	306,490	92,357	7,056,829
Interest Expense	(1,475,065)	(359,017)	(427,459)	(2,406)	(2,263,947)
Other Expenses	(6,847,739)	(1,799,545)	(828,689)	(149,859)	(9,625,832)
Net Realized and Unrealized Gain from Investments	31,078,396	45,736,918	3,562,579	2,764,098	83,141,991

Net Income (Loss)	$30,294,295	$45,760,784	$5,197,407	$2,707,749	$83,960,235

Accrued Performance Allocations
Accrued Performance Allocations to Blackstone were as follows:

	Real	Private	Credit &	Multi-Asset
	Estate	Equity	Insurance	Investing	Total
Accrued Performance Allocations, December 31, 2022	$5,334,117	$6,451,317	$569,898	$5,352	$12,360,684
Performance Allocations as a Result of Changes in Fund Fair Values	(1,582,400)	1,814,286	278,655	112,946	623,487
Foreign Exchange Gain	9,069	—	—	—	9,069
Fund Distributions	(770,184)	(1,171,683)	(248,774)	(27,244)	(2,217,885)

Accrued Performance Allocations, December 31, 2023	$2,990,602	$7,093,920	$599,779	$91,054	$10,775,355

Corporate Treasury Investments
The portion of corporate treasury investments included in Investments represents Blackstone’s investments into primarily fixed income securities, mutual fund interests, and other fund interests. These strategies are managed by a combination of Blackstone personnel and third party advisors. The following table presents the Realized and Net Change in Unrealized Gains (Losses) on these investments:

	Year Ended December 31,
	2023	2022	2021
Realized Gains (Losses)	$(4,881)	$(21,511)	$741
Net Change in Unrealized Gains (Losses)	17,392	(57,426)	39,549

	$12,511	$(78,937)	$40,290

Other Investments
Other Investments consist of equity method investments where Blackstone has elected the fair value option and other proprietary investment securities held by Blackstone, including equity securities carried at fair value, equity investments without readily determinable fair values, and senior secured and subordinated notes in non-consolidated
CLO vehicles. Equity securities carried at fair value include the ownership of common stock of Corebridge Financial, Inc., formerly known as American International Group, Inc.’s Life and Retirement business (“Corebridge”). Such common stock is subject to certain phased lock-up
restrictions that expire over time through five years after the initial public offering (“IPO”) of Corebridge. Equity investments without a readily determinable fair value had a carrying value of $333.3 million as of December 31, 2023. In the period of acquisition and upon remeasurement in connection with an observable transaction, such investments are reported at fair value. See Note 8. “Fair Value Measurements of Financial Instruments” for additional detail. Upward and downward adjustments related to such investments held as of December 31, 2023 were $4.3 million and $62.3 million, respectively, during the year ended December 31, 2023, and $184.6 million and $6.2 million on a cumulative basis since the inception of the investments, respectively. The following table presents Blackstone’s Realized and Net Change in Unrealized Gains (Losses) in Other Investments:

	Year Ended December 31,
	2023	2022	2021
Realized Gains (Losses)	$(19,346)	$203,327	$163,199
Net Change in Unrealized Gains (Losses)	(47,017)	(1,128,244)	340,867

	$(66,363)	$(924,917)	$504,066